LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES

9) LEASES

The Company has entered into various lease contracts related to office space, drilling rig commitments, vehicles and other equipment. Leases are entered into and exited in coordination with specific business requirements which include the assessment of the appropriate durations for the related leased assets.

($ thousands)	December 31, 2023	December 31, 2022
Assets
Operating right-of-use assets	$24,996	$20,556

Liabilities
Current operating lease liabilities	$12,087	$13,664
Non-current operating lease liabilities	14,333	9,262
Total lease liabilities	$26,420	$22,926

Weighted average remaining lease term (years)
Operating leases	3.3	2.4

Weighted average discount rate
Operating leases	6.4%	3.7%

The Company’s lease contract expenditures/(income) for the years ended December 31, 2023 and 2022 are as follows:

($ thousands)	2023	2022
Operating lease cost	$13,311	$12,409
Variable lease cost	4,754	3,847
Short-term lease cost	7,425	7,163
Sublease income	(1,578)	(1,091)
Total	$23,912	$22,328

Variable lease payments are determined through analysis of day rate fees under applicable rig contracts. The amounts in the table above are recorded as part of general and administrative or operating expenses or property, plant, and equipment depending on the nature of the contract to which they relate. Although Enerplus has various leases containing extensions and/or termination options, none were determined to be reasonably certain to be exercised. As a result, none of these options are recognized as part of the ROU assets or lease liabilities at December 31, 2023 or 2022.

Maturities of lease liabilities, all of which are classified as operating leases at December 31, 2023, are as follows:

($ thousands)	Operating Leases
2024	$13,405
2025	8,893
2026	3,245
2027	1,744
2028	918
After 2028	727
Total lease payments	$28,932
Less imputed interest	(2,512)
Total discounted lease payments	$26,420
Current portion of lease liabilities	$12,087
Non-current portion of lease liabilities	$14,333

Supplemental information related to leases is as follows:

($ thousands)	2023	2022
Cash amounts paid to settle lease liabilities:
Operating cash flow used for operating leases	$14,514	$10,552
Right-of-use assets obtained/(terminated) in exchange for lease liabilities:
Operating leases	$16,369	$5,651